Other receivables and other payables - Marikana dividend obligation (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
South Africa | Eastern Platinum Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate - South Africa	11.64%
South Africa | Western Platinum Limited
Disclosure of nature and extent of risks arising from financial instruments [line items]
Real discount rate - South Africa	11.71%
Marikana
Movement In Dividend Obligation [Abstract]
Balance at the beginning of the year	R 0	R 0	R 0
Marikana dividend obligation	1,146	0	0
Interest charge	87	0	0
Loss on revised estimated cash flows	468	0	0
Payments made	(162)	0	0
Balance at end of the year	R 1,539	0	0
Commodity price risk | Deferred payment and deferred consideration liabilities
Movement In Dividend Obligation [Abstract]
Percentage increase in risk assumption	1.00%
Increase in loss due to increase in commodity price	R 101	R 74	R 96